TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property plant and equipment

			Mining and	Assets
	Right of	Office	Computer	Under	Improvements
	use Assets	Equipment	Equipment	Construction	to data centers	Data centers	Total
	£'000	£'000	£'000	£'000	£'000	£'000	£'000
Cost
At 1 January 2021	7,379		17,865	—	85	—	25,329

Foreign exchange movement	—	—	(62)	—	—	—	(62)
Acquisition through business combination	358	—	—	12,180	—	10,466	23,004
Additions	—	49	33,317	49,126	—	—	82,492
Transfer to another class	(7,379)	—	7,379	—	—	—
At 31 December 2021	358	49	58,499	61,306	85	10,466	130,763

Depreciation and impairment
At 1 January 2021	—	—	7,443	—	48	—	7,491
Foreign exchange movement	—	—	(65)	—	—	—	(65)
Depreciation charged during the period	3,281	—	7,856	—	17	229	11,383
Transfer to another class	(3,273)	—	3,273	—	—	—	—
At 30 December 2021	8	—	18,507	—	65	229	18,810

Carrying amount
At 1 January 2021	7,379		10,487	—	37	—	17,904
At 31 December 2021	350	49	39,992	61,306	20	10,237	111,954

	Right of use Assets	Mining and Computer Equipment	Data centers including improvements	Total
	£’000	£’000	£’000	£’000
Cost
At 1 January 2020	—	17,833	85	17,918

Foreign exchange movement	—	(136)	—	(136)
Additions	7,379	1,808	—	9,187
Disposals	—	(1,640)	—	(1,640)
At 31 December 2020	7,379	17,865	85	25,329

Depreciation and impairment
At 1 January 2020	—	2,488	31	2,519
Foreign exchange movement	—	15	—	15
Depreciation charged during the period	—	5,896	17	5,913
Depreciation on Disposals	—	(1,021)	—	(1,021)
At 31 December 2020	—	7,377	48	7,425

Carrying amount
At 1 January 2020	—	15,345	54	15,399
At 31 December 2020	7,379	10,487	37	17,904

DPN LLC Inc
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of consideration paid and the fair value of assets acquired and liabilities assumed at the acquisition date

Consideration at 8 March 2021	£’000
Share based payment	3,521
Contingent consideration to be settled in shares	8,659
Total	12,180

Allocated as follows

£’000
Tangible fixed assets (Asset under construction)	12,180
Total	12,180